First Investors Tax Exempt Massachusetts Fund | First Investors Tax Exempt Massachusetts Fund
First Investors Tax Exempt Massachusetts Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses First Investors Tax Exempt Massachusetts Fund		Class A	Class B
Management Fees	[1]	0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]	0.30%	1.00%
Other Expenses	[1]	0.19%	0.22%
Total Annual Fund Operating Expenses	[1]	1.09%	1.82%
[1]	The expense information in the table has been restated to reflect a revised allocation of expenses between the Fund's share classes as of May 1, 2013. The Fund's current expenses will remain unchanged until May 1, 2013.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example First Investors Tax Exempt Massachusetts Fund (USD $)	1 year	3 years	5 years	10 years
Class A	680	902	1,141	1,827
Class B	585	873	1,185	1,946

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption First Investors Tax Exempt Massachusetts Fund (USD $)	1 year	3 years	5 years	10 years
Class A	680	902	1,141	1,827
Class B	185	573	985	1,946